Revision of Prior Period Financial Statements (Details) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Additional paid-in-capital
Retained earnings	(1,884,173)		(1,285,384)
Total stockholders' equity	$ (1,884,022)	$ (1,725,836)	(1,285,233)	$ (876,070)	$ 22,795
Previously Reported [Member]
Common stock subject to redemption			44,130,580
Common stock, $0.001 par value			225
Additional paid-in-capital			5,000,557
Retained earnings			(780)
Total stockholders' equity			5,000,002
Revision of Prior Period, Adjustment [Member]
Common stock subject to redemption			5,869,420
Common stock, $0.001 par value			(59)
Additional paid-in-capital			(5,000,557)
Retained earnings			(868,804)
Total stockholders' equity			(5,869,420)
As Adjusted [Member]
Common stock subject to redemption			50,000,000
Common stock, $0.001 par value			166
Additional paid-in-capital
Retained earnings			(869,584)
Total stockholders' equity			$ (869,418)